Reorganization Of Businesses (Net Charges Incurred By Business Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	$ 86	$ 33	$ 40
Products
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	57	22	27
Services
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	$ 29	$ 11	$ 13